Dodie Kent
                                                                  Vice President
                                                   and Associate General Counsel
[AXA EQUITABLE LOGO]                                              (212) 314-3970
                                                             Fax: (212) 707-1791

VIA EDGAR

                                                                     May 4, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  AXA Equitable Life Insurance Company
          Separate Account No. 49
          File Nos. 333-31131 and 811-07659
          CIK 0001015570

                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933

Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of prospectuses, statements of additional information and supplements to prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/ Dodie Kent
                                        ------------------------
                                            Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104